Fair Value Measurements - Derivative Instruments (Q1) (Details) shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) DebtInstrument Derivative shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Debt_Instrument	Dec. 31, 2017 Debt_Instrument	Dec. 31, 2017 DebtInstrument	Dec. 31, 2017 Derivative
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Interest rate swap-mortgage note	$ (24,000)	$ (100,000)	$ (100,000)
Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Derivative, notional amount	$ 992,000,000	992,000,000	992,000,000	$ 642,000,000
Number of interest rate swap agreements	6			4	6	6
Interest Rate Swap | Not Designated as Hedging Instrument
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Derivative, notional amount	$ 10,600,000	$ 10,700,000	10,700,000	$ 11,000,000
Number of interest rate swap agreements | Derivative	1						1
Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Earn-out liability	$ (38,000,000)		(38,000,000)
PELP transaction, OP units issued and issuable, shares | shares		39.4
OP Units | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
PELP transaction, OP units issued and issuable, shares | shares	12.5	12.5
Fair Value, Inputs, Level 2 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Interest rate swaps-term loans	$ 29,984,000	$ 16,496,000	16,496,000	11,916,000
Interest rate swap-mortgage note	(24,000)	(61,000)	(61,000)	(262,000)
Fair Value, Inputs, Level 2 | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Earn-out liability			0	0
Fair Value, Inputs, Level 3 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Interest rate swaps-term loans		0	0	0
Interest rate swap-mortgage note		$ 0	0	0
Fair Value, Inputs, Level 3 | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Earn-out liability			(38,000,000)	$ 0
Fair Value, Inputs, Level 3 | Reserve for Earn-out
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Earn-out liability	$ (38,000,000)		$ (38,000,000)